OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
August 7, 2018
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	(the “Registrant”)
Oppenheimer ETF Trust on behalf of its series:
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF and
Oppenheimer International Ultra Dividend Revenue ETF
Reg. No. 333-139501; File No. 811-21993
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“),on behalf of the Registrant with respect to its series: Oppenheimer Emerging Markets Ultra Dividend Revenue ETF and Oppenheimer International Ultra Dividend Revenue ETF, I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2017.
Sincerely,
/s/ Emily Ast
Emily Ast Vice President and Associate General Counsel 212.323.5086 east@ofiglobal.com

cc:	Ropes & Gray LLP Taylor Edwards, Esq.